Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent [Member] - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 124	$ 33
Amount due from subsidiaries		14,142	14,404
Total current assets		14,266	14,437
Non-current assets
Investments in subsidiaries		36,525	27,266
TOTAL ASSETS		50,791	41,703
Current liabilities
Accrued liabilities and other current liabilities		3,576	2,536
Total current liabilities		3,576	2,536
Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A shares at approximately $1.34 per share as of December 31, 2022 and 2023)		14,104	14,104
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)
Additional paid-in capital		833	833
Statutory reserve		3,193	2,124
Retained earnings		26,024	19,319
Accumulated other comprehensive income		3,060	2,786
Total shareholders’ equity		33,111	25,063
Total liabilities and shareholders’ equity		50,791	41,703
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares	[1]
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares	[1]	$ 1	$ 1

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.